Segment Information (Net Revenues Classified Based On Therapeutic Product Categories) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Product Information [Line Items]
Net revenues	$ 6,750,246		$ 6,106,277		$ 5,404,266
Allergy
Product Information [Line Items]
Net revenues	741,487		476,990		343,138
Anti-infectives
Product Information [Line Items]
Net revenues	1,034,332		1,005,278		783,738
Cardiovascular
Product Information [Line Items]
Net revenues	1,156,348		1,037,644		967,680
Central Nervous System
Product Information [Line Items]
Net revenues	1,473,928		1,214,046		1,248,982
Dermatological
Product Information [Line Items]
Net revenues	157,296		143,769		166,200
Endocrine and Metabolic
Product Information [Line Items]
Net revenues	645,936		535,383		433,341
Gastrointestinal
Product Information [Line Items]
Net revenues	418,934		492,683		462,088
Respiratory System
Product Information [Line Items]
Net revenues	229,249		250,692		248,452
Other
Product Information [Line Items]
Net revenues	$ 892,736	[1]	$ 949,792	[1]	$ 750,647	[1]
Net Revenues
Product Information [Line Items]
Therapeutic class disclosure threshold	5.00%		5.00%		5.00%

[1]	Other consists of numerous therapeutic classes, none of which individually exceeds 5% of consolidated net revenues.